Accrued Liabilities - Related Parties - Schedule of Accrued Liabilities and Expenses (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Related Party [Member]
Schedule of Accrued Liabilities and Expenses [Line Items]
Accrued liabilities and expenses	$ 5,558,173	$ 50,000	$ 100,000
Board of Director fees [Member]
Schedule of Accrued Liabilities and Expenses [Line Items]
Accrued liabilities and expenses	43,750	50,000	$ 100,000
Tax reimbursement [Member]
Schedule of Accrued Liabilities and Expenses [Line Items]
Accrued liabilities and expenses	$ 5,514,423